INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2024
INTANGIBLE ASSETS
INTANGIBLE ASSETS

19.INTANGIBLE ASSETS

Intangible assets comprise the following:

	Development	Patents and
in € thousand	Costs	licenses	Total
Costs of acquisition
1/1/2024	25,729	1,372	27,102
Additions	3,878	129	4,008
Disposals/Retirements	(1)	—	(1)
Reclassification	—	—	—
Foreign exchange differences	(10)	38	28
12/31/2024	29,597	1,540	31,137
Accumulated amortization/write downs
1/1/2024	(11,452)	(684)	(12,136)
Amortization	(3,801)	(364)	(4,166)
Disposals/Retirements	—	131	131
Foreign exchange differences	10	(36)	(26)
12/31/2024	(15,243)	(952)	(16,196)
Carrying amount:
1/1/2024	14,278	689	14,966
12/31/2024	14,354	588	14,941

	Development	Patents and
in € thousand	Costs	licenses	Total
Costs of acquisition
1/1/2023	22,832	1,042	23,874
Additions	2,915	359	3,274
Disposals/Retirements	—	—	—
Reclassification	—	—	—
Foreign exchange differences	(17)	(28)	(46)
12/31/2023	25,729	1,372	27,102
Accumulated amortization/write downs
1/1/2023	(7,495)	(552)	(8,046)
Amortization	(3,975)	(158)	(4,133)
Disposals/Retirements	—	—	—
Foreign exchange differences	17	26	44
12/31/2023	(11,452)	(684)	(12,136)
Carrying amount:
1/1/2023	15,337	490	15,828
12/31/2023	14,278	689	14,966

Retirements relate to intangible assets with a net book value of zero that are no longer in use by SCHMID and have therefore been eliminated from the asset register.

Development costs represent internally generated intangible assets related to process and manufacturing technologies for various industries such as printed circuit board (“PCB”), substrate manufacturing, photovoltaics, and glass and energy storage, wet processes (horizontal, vertical and single panel) and vacuum processes. Patents and licenses include software licenses, licenses for the use of know-how and acquired patents. The amount of borrowing costs capitalized during the period 2024 is €216 thousand (December 31, 2023: €494 thousand). The capitalization rate used to determine the amount of borrowing costs to be capitalized is the weighted average interest rate applicable to the entity’s general borrowings during the year, in this case 3.7% (December 31, 2023: 10%).

SCHMID receives government grants that are related to self-developed technology and processes recognized as intangible assets. The grants are received to compensate for expenses incurred that are capitalized as intangible assets and therefore SCHMID reduces the asset value by the amount of the grant. An amount of €0 thousand was deducted from the capitalized book value during 2024, €159 thousand during 2023 and €268 thousand during 2022.

Impairment test on development cost

At each balance sheet date SCHMID performs an impairment test on development costs that are capitalized but not yet ready for use. The impairment test is performed on a Cash Generating Unit (“CGU”) level. The recoverable amount of the CGU that includes these development costs (the entity using those technologies) was estimated based on the present value of the future cashflows expected to be derived from the CGU (fair value less cost to sell), using a pre-tax discount rate of 12.59% (December 31, 2023: 12.89%). The recoverable amount of the CGU was estimated to be higher than its carrying amount and no impairment was required. In the event of a change in the key assumptions in the single-digit percentage range, sufficient headroom remains.